Note 10 - Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
10	Net income (loss) per share

The computations for basic and diluted net income (loss) per share for the year ended December 31, 2022 and 2021 are as follows:

	Year ended December 31, 2022	Year ended December 31, 2021 (As restated Note 8(g))

Net income (loss) for the year	$(753,437)	$11,752,931
Weighted average number of shares outstanding – basic	59,065,118	57,624,420
Net income (loss) per share – basic	$(0.01)	$0.20

Dilutive effect of stock options	-	739,172
Dilutive effect of DSUs	-	305,415
Dilutive effect of RSUs	-	326,986
Diluted weighted average number of shares outstanding	59,065,118	58,995,993
Net income (loss) per share – diluted	$(0.01)	$0.20

Items excluded from the calculation of diluted net income (loss) per share due to their anti-dilutive effect

Stock options, DSUs, and RSUs	5,645,525	2,297,512

Net income (loss) per share is calculated by dividing the net income (loss) by the weighted average number of shares outstanding during the relevant period. Diluted weighted average number of shares reflects the dilutive effect of equity instruments, such as any “in the money” stock options, RSUs, or DSUs. In the years with reported net losses, all stock options, RSUs, and DSUs are deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal, and thus “in the money” stock options, RSUs, and DSUs have not been included in the computation of net loss per share because to do so would be anti-dilutive.